Earnings per share (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31
Basic EPS
Net income attributable to equity shareholders	$2,399	$2,457	$2,094	$7,949	$6,255
Less: Preferred share dividends and distributions on other equity instruments	128	114	82	348	248
Net income attributable to common shareholders	$2,271	$2,343	$2,012	$7,601	$6,007
Weighted-average common shares outstanding (thousands)	911,667	917,401	932,258	917,915	937,588
Basic EPS	$2.49	$2.55	$2.16	$8.28	$6.41
Diluted EPS
Net income attributable to common shareholders	$2,271	$2,343	$2,012	$7,601	$6,007
Weighted-average common shares outstanding (thousands)	911,667	917,401	932,258	917,915	937,588
Add: Stock options potentially exercisable (1) (thousands)	7,544	6,896	5,260	7,149	4,991
Weighted-average diluted common shares outstanding (thousands)	919,211	924,297	937,518	925,064	942,579
Diluted EPS	$2.47	$2.53	$2.15	$8.22	$6.37
(1)
Excludes average options outstanding of nil (April 30, 2026: nil; July 31, 2025: nil) with a weighted-average exercise price of nil (April 30, 2026: nil; July 31, 2025: nil) for the quarter ended July 31, 2026, and average options outstanding of nil (July 31, 2025: 2,150,302) with a weighted-average price of nil (July 31, 2025: $94.35) for the nine months ended July 31, 2026, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.